Dividend per ordinary share (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Dividends to Shareholders of the Parent
31 Dividend per ordinary share

Dividends to shareholders of the parent
	Per ordinary share	Total
	(in EUR)	(in EUR million)
Dividends on ordinary shares:
In respect of 2016
- Interim dividend, paid in cash in August 2016	0.24	931
- Final dividend, paid in cash in May 2017	0.42	1,629
Total dividend in respect of 2016	0.66	2,560
In respect of 2017
- Interim dividend, paid in cash in August 2017	0.24	933
- Final dividend, paid in cash in May 2018	0.43	1,670
Total dividend in respect of 2017	0.67	2,603
In respect of 2018
- Interim dividend, paid in cash in August 2018	0.24	934
- Final dividend declared	0.44	1,712
Total dividend in respect of 2018	0.68	2,646